Income Taxes - Provisions (Benefits) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal	$ 3.5	$ 0.5
State	2.6	3.6
Foreign	1.7	0.8
Subtotal Current	7.8	4.9
Deferred: Federal	(27.7)	(1.4)
State	(0.3)	(0.2)
Foreign	(0.1)	(1.1)
Subtotal Deferred	(28.1)	(2.7)
Income tax (benefit) expense	$ (20.3)	$ 2.2